Trade and Other Payables - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables [Line Items]
Liabilities arising from contracts with customers	$ 259	$ 216
Refund Liabilities [Member]
Trade And Other Payables [Line Items]
Liabilities arising from contracts with customers	$ 7,515	$ 4,393